                                     ANNUAL
                                     REPORT
                                October 31, 1999

                                     GRANUM
                                     VALUE
                                      FUND
                              Shareholder Services
                                 1-888-5-GRANUM
                                   (547-2686)

                                 GRANUM CAPITAL
                               MANAGEMENT, L.L.C.
                               Investment Adviser

GRANUM VALUE FUND

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
NOVEMBER 30, 1999

Dear Shareholder:

    For the fiscal year ending October 31, 1999, the total return of the Granum Value Fund was 15.7%. Our top 5 positions as of October 31, 1999 were Bank of New York, Intel Corp, Federal National Mortgage, Orion Capital, and Computer Associates. The Fund benefited from the significant rise in prices of large capitalization stocks broadly, while many of the small cap "value" stocks remained out of favor, and in our view, undervalued.

    Since March of 1999, there have been seven announced takeovers of companies in our portfolio: Platinum Technology, Imperial Credit Commercial Mortgage Investment, Orion Capital, Turner Corporation, Ocwen Asset Investment Corporation, Walden Residential, and Hudson United Bancorp. We believe that these takeovers are indicative of the undervalued nature of our portfolio as a whole.

    Another indication of the undervaluation of the portfolio is that the top 30 positions, comprising more than 80% of the net assets of the Fund, trade at approximately 17 times estimated 2000 earnings while the S&P 500 trades at approximately 25 times estimated earnings. We believe that this 32% discount represents a compelling value for shareholders.

    Granum Value Fund will continue to seek investments in good to great companies with great to good managements having superior financial characteristics, specifically, return on equity and return on assets, and hence, the ability to grow their earnings at a rate greater than the market over an extended period of time, yet selling at discounts to the market. In the past, this investment approach has enabled us to generate superior returns.

    We are grateful for the trust you have placed in us.

LEWIS M. EISENBERG                               WALTER F. HARRISON, III
Lewis M. Eisenberg                               Walter F. Harrison, III
Co-Chairman                                      Co-Chairman

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE
[GRAPH]

                                                                     GRANUM VALUE FUND                       S&P 500
                                                                     -----------------                       -------
5/1/97                                                                     10000                              10000
                                                                           11660                              11966
10/31/97                                                                   11695                              11516
                                                                           12280                              12391
4/30/98                                                                    13494                              14106
                                                                           12110                              14273
10/31/98                                                                   10965                              14049
                                                                           12068                              16417
4/30/99                                                                    12475                              17184
                                                                           12847                              17156
10/31/99                                                                   12686                              17654

$12,686 (Granum Value Fund)
$17,654 (S&P 500)

                                                               AVERAGE ANNUAL RATE OF
                                                                       RETURN
                                                                 FOR PERIODS ENDED
                                                                  OCTOBER 31, 1999
                                                               ----------------------
                                                                               SINCE
                                                                             INCEPTION
                                                              1 YEAR          5/1/97
                                                              ------         ---------
Granum Value Fund                                             15.69%           9.96%
S&P 500                                                       25.67%          25.48%

                  INVESTMENT PERIOD

    The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

    This chart assumes an initial gross investment of $10,000 made on 5/01/97 (commencement of operations). Returns shown included the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             COMMON STOCKS 96.5%*
             ------------------------

             BANKS AND SAVINGS & LOANS
             18.1%*
  418,400    The Bank of New York
               Company, Inc.            $ 17,520,500
   26,000    Dime Bancorp, Inc.              464,750
   11,356    Hudson United Bancorp,
               Inc.                          357,004
   81,000    North Fork
               Bancorporation, Inc.        1,675,688
   80,585    Ocwen Financial Corp.           538,912
   51,800    PFF Bancorp, Inc.**           1,055,425
   11,925    Queens County Bancorp,
               Inc.                          374,892
                                        ------------
                                          21,987,171
                                        ------------
             BUILDING & HOUSING 3.2%*
   83,900    Del Webb Corporation          1,851,044
   82,800    Forest City Enterprises,
               Inc. -- Class A             2,070,000
                                        ------------
                                           3,921,044
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             BUSINESS SERVICES 5.5%*
   63,800    American Bank Note
               Holographics, Inc. **    $    169,469
   26,000    Comdisco, Inc.                  524,875
   19,500    Convergys Corporation **        381,469
    9,800    Deluxe Corporation              276,850
  292,300    Reynolds & Reynolds
               Company -- Class A          5,316,206
                                        ------------
                                           6,668,869
                                        ------------
             COMPUTER HARDWARE &
             SERVICES 1.5%*
   63,700    Seagate Technology, Inc.
               **                          1,875,169
                                        ------------
             DEFENSE 0.3%*
    6,200    Alliant Techsystems, Inc.
               **                            381,300
                                        ------------
             ENERGY SERVICES 0.4%*
   31,600    Petroleum Geo-Services **       462,150
                                        ------------
             ENTERTAINMENT & LEISURE
             6.7%*
   27,000    Brunswick Corporation #         610,875
  150,000    Casino Data Systems**           525,000
   78,175    Lakes Gaming, Inc. **           747,548
  149,300    Mirage Resorts,
               Incorporated **             2,174,181
  312,700    Park Place Entertainment
               Corporation                 4,104,188
                                        ------------
                                           8,161,792
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             FINANCIAL SERVICES 10.2%*
   64,000    Ag Services of America,
               Inc. **                  $    956,000
   94,600    DVI, Inc. **                  1,277,100
  103,700    Fannie Mae #                  7,336,775
   49,000    Radian Group, Inc.            2,587,812
   47,100    Resource Bancshares
               Mortgage Group, Inc.          264,938
                                        ------------
                                          12,422,625
                                        ------------

             HEALTH CARE 1.0%*
   51,500    Columbia/HCA Healthcare
               Corporation                 1,242,437
                                        ------------

             HOTEL REITS 2.1%*
   93,900    Equity Inns, Inc.               704,250
  151,200    RFS Hotel Investors, Inc.     1,814,400
                                        ------------
                                           2,518,650
                                        ------------
             INSTRUMENTS & RELATED
             PRODUCTS 2.2%*
   90,400    Mettler-Toledo
               International, Inc. **      2,695,050
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             INSURANCE 10.5%*
   96,300    CNA Financial Corporation
               **                       $  3,587,175
   40,500    ESG RE Limited                  313,875
   78,900    Everest Reinsurance
               Holdings                    2,031,675
   42,000    Frontier Insurance Group,
               Inc.                          372,750
  132,800    Orion Capital Corporation     6,490,600
                                        ------------
                                          12,796,075
                                        ------------

             MORTGAGE REITS 5.3%*
  227,700    Annaly Mortgage
               Management, Inc.            1,963,912
   89,400    Anthracite Capital, Inc.        609,038
  255,400    Imperial Credit
               Commercial Mortgage
               Investment Corp.            2,777,475
   89,600    Redwood Trust, Inc. **        1,164,800
                                        ------------
                                           6,515,225
                                        ------------

             OFFICE PRODUCTS 0.3%*
   62,000    OfficeMax, Inc. **              313,875
                                        ------------

             PHARMACEUTICALS 1.1%*
   35,400    International Isotopes,
               Inc. **                       177,000
   24,400    Teva Pharmaceutical
               Industries Ltd.             1,180,350
                                        ------------
                                           1,357,350
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             PRINTING & PUBLISHING
             2.4%*
   73,700    Big Entertainment, Inc.
               **                       $  1,252,900
   57,200    Big Flower Press
               Holding, Inc. **            1,726,725
                                        ------------
                                           2,979,625
                                        ------------

             PRIVATE PLACEMENTS 1.6%*
   28,850    American Technology
               Convertible Preferred
               (Acquired 12/22/98;
               Cost $288,500) (a)(b)
               **                            360,625
    9,500    Big Entertainment, Inc.
               (Acquired 5/17/99; Cost
               $201,875) (a)(b) **           161,500
   62,500    The Good Guys (Acquired
               8/17/99; Cost $312,500)
               (a)(b) **                     398,437
   26,800    International Isotopes,
               Inc. (Acquired 5/28/99;
               Cost $243,880) (a)(b)
               **                            134,000
  151,500    Intertainer Inc. Series C
               Convertible Preferred
               (Acquired 2/12/99; Cost
               $833,250) (a)(b) **           833,250
                                        ------------
                                           1,887,812
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             RESIDENTIAL REITS 1.1%*
   33,500    Prison Realty Corporation  $    341,281
   45,000    Walden Residential
               Properties, Inc.              964,687
                                        ------------
                                           1,305,968
                                        ------------

             RESTAURANTS 0.5%*
   71,000    Lone Star Steakhouse &
               Saloon, Inc. **               568,000
                                        ------------

             RETAILING 0.5%*
  117,000    The Maxim Group, Inc. **        614,250
                                        ------------

             SEMICONDUCTORS &
             SEMICONDUCTOR CAPITAL
             EQUIPMENT 11.6%*
  181,800    Intel Corporation            14,078,138
                                        ------------

             SHOPPING CENTER/MALL
             REITS 2.2%*
   80,400    Capital Automotive REIT       1,025,100
   53,000    Crown American Realty
               Trust                         324,625
   98,400    Konover Property Trust,
               Inc. **                       627,300
   82,700    Prime Retail, Inc.              656,431
                                        ------------
                                           2,633,456
                                        ------------

             SOFTWARE 5.0%*
  108,500    Computer Associates
               International, Inc.         6,130,250
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             SPECIALTY CHEMICALS 0.7%*
   46,700    Gentek, Inc.               $    411,544
   12,400    OM Group, Inc.                  465,000
                                        ------------
                                             876,544
                                        ------------
             TELECOMMUNICATIONS 2.5%*
   42,000    Globalstar
               Telecommunications Ltd.
               **                            926,625
   27,500    NTL Incorporated **           2,072,813
                                        ------------
                                           2,999,438
                                        ------------
             Total Common Stocks
             (Cost $105,997,926)         117,392,263
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             PRIVATE PLACEMENT
               WARRANTS 0.0%*
             ---------------------
   28,850    American Technology
               Warrants, expires
               11/30/01 (Acquired
               12/22/98; Cost $0)
               (a)(b)                   $      7,213
    3,166    Big Entertainment, Inc.
               Warrants, expires
               5/17/04 (Acquired
               5/17/99; Cost $0)
               (a)(b)                             --
   31,250    The Good Guys Warrants,
               expires 8/17/01
               (Acquired 8/17/99; Cost
               $0) (a)(b)                      7,813
   26,800    International Isotopes
               Warrants, expires
               5/28/02 (Acquired
               5/28/99; Cost $0)
               (a)(b)                             --
   63,125    Intertainer Inc.
               Warrants, expires
               5/12/00 (Acquired
               2/12/99; Cost $0)
               (a)(b)                             --
                                        ------------
             Total Warrants
             (Cost $0)                        15,026
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999

  CONTRACTS
 (100 SHARES                                  MARKET
PER CONTRACT)                                 VALUE
-------------                              ------------
                PUT OPTIONS
                PURCHASED 0.2%*
                -----------------
          50    S&P 500 Index, Expiration
                  March 2000, Exercise
                  Price $1,325             $    272,500
                                           ------------
                Total Put Options
                  Purchased
                (Cost $361,400)                 272,500
                                           ------------

                VARIABLE RATE DEMAND
                NOTES 1.5%*
                -------------------------
  $1,638,899    Firstar Bank NA, 5.16%        1,638,899
     246,220    Sara Lee Corporation,
                  5.01%                         246,220
                                           ------------
                Total Variable Rate
                  Demand Notes
                (Cost $1,885,119)             1,885,119
                                           ------------
                TOTAL INVESTMENTS
                (Cost $108,244,445)
                  98.2%*                   $119,564,908
                                           ============

*  Calculated as a percentage of net assets.

** Non-income producing security.

# All or a portion of the shares have been committed as collateral for written put options.

(a) Restricted Security.

(b) Board Valued Security.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF OPTIONS WRITTEN
OCTOBER 31, 1999

  CONTRACTS
 (100 SHARES                                                                   MARKET
PER CONTRACT)                                                                  VALUE
-------------                                                                  ------
                WRITTEN PUT OPTION CONTRACTS
                -----------------------------------
   50           S&P 500 Index, Expiration March 2000, Exercise Price $1,200   $135,000
                                                                              --------
                TOTAL WRITTEN PUT OPTION CONTRACTS (Premiums received
                $196,093)                                                     $135,000
                                                                              ========

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS:
  Investments, at value (Cost $108,244,445).................  $119,564,908
  Short-term investments of collateral received for
    securities loaned.......................................     4,909,000
  Receivable for investments sold...........................     2,510,625
  Dividends receivable......................................       140,213
  Organizational expenses, net of accumulated
    amortization............................................        56,442
  Interest receivable.......................................         9,746
  Prepaid assets............................................        18,376
  Other assets..............................................         5,908
                                                              ------------
         Total assets.......................................   127,215,218
                                                              ------------
LIABILITIES:
  Collateral for securities loaned..........................     4,909,000
  Payable to custodian......................................       271,478
  Payable to Investment Adviser.............................        50,134
  Distribution fees payable.................................        49,939
  Shareholder service fees payable..........................        24,972
  Put options written (Premiums received $196,093)..........       135,000
  Accrued expenses and other liabilities....................        70,515
                                                              ------------
         Total liabilities..................................     5,511,038
                                                              ------------
NET ASSETS..................................................  $121,704,180
                                                              ============
NET ASSETS CONSIST OF:
  Capital stock.............................................  $112,836,207
  Accumulated undistributed net investment income...........       432,956
  Accumulated net realized loss on investments and option
    contracts expired or closed.............................    (2,946,539)
  Net unrealized appreciation on
    Investments.............................................    11,320,463
    Written options.........................................        61,093
                                                              ------------
         Total Net Assets...................................  $121,704,180
                                                              ============
  Shares of beneficial interest outstanding (unlimited
    number of shares of beneficial interest authorized,
    $.001 par value)........................................     4,811,864
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE.....................................................        $25.29
                                                              ============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999

INVESTMENT INCOME:
  Dividend income (net of foreign taxes withheld of
    $1,751).................................................  $ 2,512,869
  Interest income...........................................      224,939
  Securities lending income.................................       21,063
                                                              -----------
    Total investment income.................................    2,758,871
                                                              -----------
EXPENSES:
  Investment advisory fee...................................      617,304
  Distribution fees.........................................      617,304
  Shareholder servicing fees................................      308,652
  Administration fees.......................................       78,646
  Professional fees.........................................       67,623
  Transfer agent fees and expenses..........................       56,420
  Trustees' fees and expenses...............................       53,345
  Fund accounting fees......................................       32,788
  Reports to shareholders...................................       29,018
  Custody fees..............................................       27,760
  Federal and state registration............................       24,115
  Amortization of organizational expenses...................       22,590
  Insurance expense.........................................       21,080
  Other.....................................................        6,443
                                                              -----------
    Total expenses..........................................    1,963,088
                                                              -----------
NET INVESTMENT INCOME.......................................      795,783
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on:
    Investments.............................................   (2,745,882)
    Option contracts expired or closed......................     (565,434)
  Change in unrealized appreciation (depreciation) on
    investments and options.................................   20,349,865
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............   17,038,549
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $17,834,332
                                                              ===========

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED         YEAR ENDED
                                                              OCTOBER 31, 1999   OCTOBER 31, 1998
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income.....................................    $    795,783       $    186,501
  Net realized gain (loss) on investments and option
    contracts expired or closed.............................      (3,311,316)           169,267
  Change in unrealized appreciation/depreciation on
    investments.............................................      20,349,865        (12,074,839)
                                                                ------------       ------------
    Net increase (decrease) in net assets resulting from
       operations...........................................      17,834,332        (11,719,071)
                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................        (408,522)                --
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.................................       7,819,670         64,968,735
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................         405,596                 --
  Cost of shares redeemed...................................     (22,602,804)       (10,856,355)
                                                                ------------       ------------
    Net increase (decrease) in net assets from capital share
       transactions.........................................     (14,377,538)        54,112,380
                                                                ------------       ------------
TOTAL INCREASE IN NET ASSETS................................       3,048,272         42,393,309
NET ASSETS:
  Beginning of period.......................................     118,655,908         76,262,599
                                                                ------------       ------------
  End of period*                                                $121,704,180       $118,655,908
                                                                ============       ============
* Including undistributed net investment income of..........    $    432,956       $    164,950

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                                MAY 1, 1997(1)
                                                            YEAR ENDED         YEAR ENDED          THROUGH
                                                         OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997
                                                         ----------------   ----------------   ----------------
Per share data:(4)
Net asset value, beginning of period...................      $  21.93           $  23.39           $ 20.00
                                                             --------           --------           -------
Income from Investment Operations:
Net investment income (loss)...........................          0.16               0.03             (0.03)
Net realized and unrealized gain (loss) on
  investments..........................................          3.28              (1.49)             3.42
                                                             --------           --------           -------
Total from investment operations.......................          3.44              (1.46)             3.39
                                                             --------           --------           -------
Less distributions:
Dividends from net investment income...................         (0.08)                --                --
                                                             --------           --------           -------
Net asset value, end of period.........................      $  25.29           $  21.93           $ 23.39
                                                             ========           ========           =======
Total return...........................................         15.69%             (6.24)%           16.95%(2)
Supplemental data and ratios:
Net assets, end of period (000's)......................      $121,704           $118,656           $76,263
Ratio of net expenses to average net assets
  Before expense reimbursement.........................          1.59%              1.88%             3.03%(3)
  After expense reimbursement..........................          1.59%              1.88%             2.77%(3)
Ratio of net investment income to average net assets
  Before expense reimbursement.........................          0.64%              0.17%            (0.78)%(3)
  After expense reimbursement..........................          0.64%              0.17%            (0.52)%(3)
Portfolio turnover rate................................         18.18%              3.45%             3.12%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a Share of Capital Stock of the Fund outstanding for the entire period.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 1999

1. ORGANIZATION

Granum Value Fund (the "Fund") is a non-diversified series of Granum Series Trust (the "Trust"), an open-end management investment company. The Trust is a Delaware business trust, organized pursuant to a Certificate of Trust dated December 19, 1996. The Trust has established one series of its shares, representing interests in the Fund. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on May 1, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange ("NYSE") is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange. Securities traded in the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the last sales price, or, if no sales are reported, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. As of October 31, 1999, fair value securities represent 1.59% of the Fund's investments, at value. Debt securities which mature in less than 60 days are valued at amortized cost, which approximates market value.

b) Restricted Securities - The Fund owns investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities. At October 31, 1999, the Fund held restricted securities with an aggregate market value of $1,902,838 representing 1.56% of the net assets of the Fund.

c) Organization Costs - Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Adviser and
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

subsequently reimbursed by the Fund. The proceeds of any redemption of the 5,000 initial shares purchased by the Adviser will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

d) Written Option Accounting - The Fund writes put options on stock indices for hedging purposes. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the last sales price reported on the day of valuation. If no sale is reported, the option contract written is valued at the bid price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying stock index, and the liability related to such option is eliminated.

e) Purchased Option Accounting - The Fund purchases put options on stock indices to hedge against a general decline in the stock market or in a particular market segment or industry. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the current bid price. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying stock indices.

f) Distribution to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and realized gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

g) Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to comply with the provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders.

h) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

i) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available, and interest income is recognized on an accrual basis. The Fund may utilize derivative instruments including written options, purchased options and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

3. SHARES OF BENEFICIAL INTEREST

Share transactions were as follows:

                            YEAR ENDED         YEAR ENDED
                         OCTOBER 31, 1999   OCTOBER 31, 1998
                         ----------------   ----------------
Shares sold                   325,475          2,605,162
Shares reinvested              17,208                 --
Shares redeemed              (940,595)          (455,956)
                            ---------          ---------
Net increase (decrease)      (597,912)         2,149,206
Shares outstanding:
  Beginning of period       5,409,776          3,260,570
                            ---------          ---------
  End of period             4,811,864          5,409,776
                            =========          =========

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended October 31, 1999 were as follows:

       PURCHASES                    SALES
------------------------   ------------------------
   U.S.                       U.S.
GOVERNMENT      OTHER      GOVERNMENT      OTHER
----------      -----      ----------      -----
$3,021,996   $17,587,179   $2,967,339   $25,357,982

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

At October 31, 1999, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

Appreciation                   $ 25,470,256
(Depreciation)                  (13,742,242)
                               ------------
Net unrealized appreciation
  on investments               $ 11,728,014
                               ============

At October 31, 1999, the cost of investments for federal income tax purposes was $107,836,894. The Fund had a capital loss carryover of $3,292,997 which expires in varying amounts in 2006 and 2007.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser - The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement. Under the terms of the agreement, the Adviser receives a fee, accrued daily and payable monthly at the annual rate of 1.25% of the Fund's average daily net assets (the "Basic Fee"), which is adjusted monthly (the "Monthly Performance Adjustment") depending on the extent to which the investment performance of the Fund, after expenses, exceeds or was exceeded by the percentage change in the investment performance of the S&P 500 Index. The Monthly Performance Adjustment, which commenced August 1, 1997, may increase or decrease the total advisory fee payable to the Adviser (the "Total Advisory Fee") by up to 0.75% per year of the value of the Fund's average daily net assets. During the year ended October 31, 1999, the Fund's Adviser earned investment advisory fees at an annual rate of 0.50% of average daily net assets after the Monthly Performance Adjustment.

Distribution Plan - Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund has adopted a distribution plan (the "Distribution Plan"). Under the Distribution Plan, the Fund compensates its Distributors, Mercer Allied Company ("Mercer") and Granum Securities, L.L.C. ("Granum Securities"), in consideration of the services they provide in connection with the sale of the Fund's shares to investors ("Distribution Services") and for the furnishing of account related services by the Distributors and securities dealers to shareholders of the Fund ("Shareholder Services"). Shareholder Services provided by the Distributors and securities dealers include responding to shareholder inquiries regarding the Fund and their accounts with the Fund, and providing shareholders with reports, information and services related to their Fund accounts. Granum Securities is an affiliate of, and is under common control with, the Adviser.

As compensation for Distribution Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.50% of the Fund's average net assets. From such compensation, the Distributors make payments to securities dealers that have sold shares of the Fund to their customers in such amounts as may be agreed to

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

by the Distributors and dealers. As compensation for Shareholder Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.25% of the Fund's average net assets.

The Fund incurred the following expenses for Distribution and Shareholder Services for the year ended October 31, 1999:

                             DISTRIBUTION        SHAREHOLDER
                               SERVICES           SERVICES
                             ------------        -----------
Mercer                         $574,818           $287,409
Granum Securities                42,486             21,243

Other - Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, NA, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund.

Firstar Bank Milwaukee, NA serves as custodian for the Fund.

6. PUT OPTION CONTRACTS WRITTEN

The premium amount and the transactions related to put option contracts written during the year ended October 31, 1999, were as follows:

                                                                        NUMBER OF CONTRACTS
                                                    PREMIUM AMOUNT   (100 SHARES PER CONTRACT)
                                                    --------------   -------------------------
Options outstanding at October 31, 1998               $      --                  --
Options written                                         460,559                 225
Options expired                                        (264,466)               (175)
                                                      ---------                ----
Options outstanding at October 31, 1999               $ 196,093                  50
                                                      =========                ====

Expired put option contracts written resulted in a capital gain of $264,466.

7. SECURITIES LOANED

The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Fund to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. As of October 31, 1999, the Fund had on loan securities valued at $4,812,745 and collateral of $4,909,000.
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of Granum Value Fund and Board of Trustees of
Granum Series Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments and options written, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Granum Series
Trust -- Granum Value Fund (the "Fund") at October 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Pricewaterhousecoopers LLP

Milwaukee, Wisconsin
December 3, 1999

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                                       18